Summary of Activity of Level 3 Inputs Measured on Recurring Basis (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ 2,811,111	$ 2,811,111
Fair value of warrant issued - NMM		2,922,222
Gain on change in fair value of warrant liability	(822,222)
Balance, end of period	1,988,889		$ 2,811,111
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	2,811,111	2,811,111	2,586,854
Fair value of warrant reclassified to equity		(1,177,778)
Change in fair value of warrant liability		(1,633,333)
Warrant adjustments			(999,724)
Conversion of warrants and convertible note to common stock - NNA			(2,106,933)
Fair value of warrant issued - NMM			2,922,222
Gain on change in fair value of warrant liability			408,692
Balance, end of period		0	2,811,111
Fair Value, Inputs, Level 3 | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	2,811,111	2,811,111	2,144,496
Fair value of warrant reclassified to equity		(1,177,778)
Change in fair value of warrant liability		(1,633,333)
Warrant adjustments			(999,724)
Conversion of warrants and convertible note to common stock - NNA			(1,624,029)
Fair value of warrant issued - NMM			2,922,222
Gain on change in fair value of warrant liability			368,146
Balance, end of period		0	2,811,111
Fair Value, Inputs, Level 3 | Conversion Feature Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ 0	0	442,358
Fair value of warrant reclassified to equity		0
Change in fair value of warrant liability		0
Warrant adjustments			0
Conversion of warrants and convertible note to common stock - NNA			(482,904)
Fair value of warrant issued - NMM			0
Gain on change in fair value of warrant liability			40,546
Balance, end of period		$ 0	$ 0